Loans and Allowance for Credit Losses, Impaired Loans, Average Recorded Investment and Interest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	$ 14,713	$ 17,626	$ 20,633
Recognized interest income	889	1,121	1,130
Interest income:
Cash basis of accounting	241	338	299
Other	648	783	831
Total Commercial [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	3,362	3,665	4,740
Recognized interest income	195	270	224
Commercial and industrial loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	2,150	2,287	3,241
Recognized interest income	129	173	118
Commercial real estate mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	1,067	1,193	1,328
Recognized interest income	59	89	91
Commercial real estate construction [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	52	60	66
Recognized interest income	6	7	14
Lease financing [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	93	125	105
Recognized interest income	1	1	1
Total Consumer [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	11,351	13,961	15,893
Recognized interest income	694	851	906
Real estate 1-4 family first mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	9,031	11,522	13,326
Recognized interest income	506	664	730
Real estate 1-4 family junior lien mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	1,586	1,804	2,041
Recognized interest income	99	116	121
Credit card [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	488	407	323
Recognized interest income	64	50	36
Automobile [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	84	86	86
Recognized interest income	12	11	11
Other revolving credit and installment [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	162	142	117
Recognized interest income	$ 13	$ 10	$ 8